Equity Investments (Tables)	12 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Equity Investments
A summary of the components of equity investments is as follows:

	As of March 31,
(in millions)	2024	2023
Equity method investments under fair value option	$573	$592
Equity method investments under equity method	11	9
Non-marketable equity securities	157	122
Total equity investments	$741	$723
Income (loss) from equity investments, net is as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Equity method investments (1)	$(17)	$(41)	$112
Non-marketable equity securities (includes NAV)	(3)	(4)	29
Total loss from equity investments, net	$(20)	$(45)	$141
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Equity Method Investments
Details of the Company’s equity method investments as of March 31, 2024 are as follows:
Investments under equity method of accounting:

Name	Ownership Interest %
Arm IOT Fund LP (Taiwan)	25.8%
Accelerator Advisory Limited	32.1%
HOPU-ARM Holding Company Limited	10.0%
DeepTech Labs Fund 1 LP	42.9%
(1)    The Company’s investment in HOPU-ARM Holding Company Limited entitles the Company to a 10% equity interest in HOPU-ARM Holding Company Limited and representation on the board of directors by virtue of the right to appoint one of three members of the board of directors. Accordingly, the Company has the ability to exercise significant influence over the operating and financial policies of HOPU-ARM Holding Company Limited.
Investments where fair value option elected (including those under the NAV practical expedient):

Name	Ownership Interest %
Acetone Limited	10.0%
Ampere Computing Holdings LLC (“Ampere”)	6.7%
China Walden Ventures Investments II, L.P. —NAV	7.5%
China Walden Ventures Investments III, L.P. —NAV	8.1%
HOPU-ARM Innovation Fund, L.P. —NAV	5.1%
Catapult Ventures I, L.P. —NAV	18.1%

Unrealized Gain (Loss) on Investments
The components of gains and (losses) which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient are as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$4	$31
Impairment of non-marketable equity securities	(3)	(8)	(3)
Sale of non-marketable equity securities	—	—	1
Total income (loss) from equity investments in non-marketable securities, net	$(3)	$(4)	$29

Realized Gain (Loss) on Investments
The components of gains and (losses) which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient are as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$4	$31
Impairment of non-marketable equity securities	(3)	(8)	(3)
Sale of non-marketable equity securities	—	—	1
Total income (loss) from equity investments in non-marketable securities, net	$(3)	$(4)	$29